UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one):     [ ]is a restatement.
                                        [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marvin & Palmer Associates, Inc.
Address:  1201 N. Market Street
          Suite 2300
          Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen T. Buckley
Title:    Chief Financial Officer - Principal
Phone:    (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley    Wilmington, Delaware          February 12, 2007

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

         Form 13F   File Number   Name

                    28-1190       Frank Russell Co.


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       133

Form 13F Information Table Value Total:       $3,528,297
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.    Form 13F    File    Number Name


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  Column 1                      Column 2   Column 3  Column 4    Column 5    Column 6  Column 7          Column 8
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                                                                 SHRS OR
                                                                  SH/PUT/
NAME OF ISSUER                   TITLE OF              VALUE     PRN AMT   INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                        Com    00724F101  $30,013   729,900       Yes                 729,900
Adobe Systems                        Com    00724F101  $11,086   269,600       Yes                                    269,600
Air Products and Chemicals           Com    009158106  $30,452   433,300       Yes                 433,300
Air Products and Chemicals           Com    009158106  $10,764   153,160       Yes                                    153,160
Akamai Technologies                  Com    00971T101  $65,242 1,228,200       Yes               1,228,200
Akamai Technologies                  Com    00971T101  $24,751   465,940       Yes                                    465,940
Allergan Inc                         Com    018490102  $21,900   182,900       Yes                 182,900
Allergan Inc                         Com    018490102   $8,849    73,900       Yes                                     73,900
Allstate Corporation                 Com    020002101  $31,279   480,400       Yes                 480,400
Allstate Corporation                 Com    020002101  $12,453   191,260       Yes                                    191,260
Amazon.com, Inc.                     Com    023135106  $32,247   817,200       Yes                 817,200
Amazon.com, Inc.                     Com    023135106  $12,102   306,700       Yes                                    306,700
America Movil SA ADR                 ADR    02364W105  $24,084   532,600       Yes                 532,600
America Movil SA ADR                 ADR    02364W105  $42,208   933,400       Yes                                    933,400
Apple Computer, Inc.                 Com    037833100  $65,013   766,300       Yes                 766,300
Apple Computer, Inc.                 Com    037833100  $25,521   300,810       Yes                                    300,810
Aracruz Celulose ADR                 ADR    038496204  $11,960   195,300       Yes                 195,300
Aracruz Celulose ADR                 ADR    038496204   $8,445   137,900       Yes                                    137,900
BAIDU.COM                            ADR    056752108  $10,277    91,200       Yes                  91,200
BAIDU.COM                            ADR    056752108   $5,635    50,000       Yes                                     50,000
Banco Bradesco S.A. ADR              ADR    059460303     $194     4,800       Yes                   4,800
Banco Itau Hldg. Financeira SA ADR   ADR    059602201   $1,656    45,800       Yes                  45,800
Banco Itau Hldg. Financeira SA ADR   ADR    059602201   $7,953   220,000       Yes                                    220,000
Banco Macro SA ADR                   ADR    05961W105   $5,218   167,200       Yes                 167,200
Banco Macro SA ADR                   ADR    05961W105   $3,364   107,800       Yes                                    107,800
Bank of America Corporation          Com    060505104  $30,972   580,100       Yes                 580,100
Bank of America Corporation          Com    060505104  $11,677   218,710       Yes                                    218,710
Bear Stearns Companies, Inc.         Com    073902108  $51,495   316,350       Yes                 316,350
Bear Stearns Companies, Inc.         Com    073902108  $19,143   117,600       Yes                                    117,600
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                                                                 SHRS OR
                                                                  SH/PUT/
NAME OF ISSUER                   TITLE OF              VALUE     PRN AMT   INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.                    Com    09062X103  $25,298   514,300       Yes                 514,300
Biogen Idec, Inc.                    Com    09062X103   $9,754   198,300       Yes                                    198,300
Boeing Company                       Com    097023105  $28,340   319,000       Yes                 319,000
Boeing Company                       Com    097023105  $11,149   125,500       Yes                                    125,500
Broadcom Corporation                 Com    111320107  $68,546 2,121,500       Yes               2,121,500
Broadcom Corporation                 Com    111320107  $25,066   775,800       Yes                                    775,800
Celgene Corporation                  Com    151020104  $21,781   378,600       Yes                 378,600
Celgene Corporation                  Com    151020104   $8,865   154,100       Yes                                    154,100
CEMEX ADR                            ADR    151290889     $430    12,700       Yes                  12,700
Chevron Corporation                  Com    166764100  $34,324   466,800       Yes                 466,800
Chevron Corporation                  Com    166764100  $13,127   178,530       Yes                                    178,530
Chicago Mercantile Exchange          Com    167760107  $55,084   108,060       Yes                 108,060
Chicago Mercantile Exchange          Com    167760107  $19,009    37,290       Yes                                     37,290
CIA Saneamento Basico de - ADR       ADR    20441A102   $7,158   211,400       Yes                 211,400
CIA Saneamento Basico de - ADR       ADR    20441A102   $4,707   139,000       Yes                                    139,000
Cisco Systems                        Com    17275R102 $107,653 3,939,000       Yes               3,939,000
Cisco Systems                        Com    17275R102  $41,624 1,523,000       Yes                                  1,523,000
Coach, Inc.                          Com    189754104  $49,894 1,161,400       Yes               1,161,400
Coach, Inc.                          Com    189754104  $18,198   423,600       Yes                                    423,600
Comcast Class A Special              Com    20030N200 $111,769 2,668,800       Yes               2,668,800
Comcast Class A Special              Com    20030N200  $20,848   497,800       Yes                                    497,800
Comcast Corp.                        Com    20030N101  $22,435   530,000       Yes                                    530,000
Companhia Energetica de Minas ADR    ADR    204409601     $487    10,100       Yes                  10,100
Danaher Corporation                  Com    235851102  $31,926   440,730       Yes                 440,730
Danaher Corporation                  Com    235851102  $11,526   159,110       Yes                                    159,110
Deere & Co.                          Com    244199105  $36,070   379,400       Yes                 379,400
Deere & Co.                          Com    244199105  $12,930   136,000       Yes                                    136,000
Dell, Inc.                           Com    24702R101  $59,416 2,368,100       Yes               2,368,100
Dell, Inc.                           Com    24702R101  $22,017   877,510       Yes                                    877,510
Ebay, Inc.                           Com    278642103  $31,327 1,041,800       Yes               1,041,800
Ebay, Inc.                           Com    278642103  $11,105   369,300       Yes                                    369,300
FirstEnergy Corp.                    Com    337932107  $33,454   554,800       Yes                 554,800
FirstEnergy Corp.                    Com    337932107  $13,927   230,960       Yes                                    230,960
Fomento Economico Mex-SP ADR         ADR    344419106  $42,484   367,000       Yes                 367,000

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                                                                 SHRS OR
                                                                  SH/PUT/
NAME OF ISSUER                   TITLE OF              VALUE     PRN AMT   INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR         ADR    344419106  $46,674   403,200       Yes                                    403,200
General Dynamics                     Com    369550108  $30,458   409,660       Yes                 409,660
General Dynamics                     Com    369550108  $11,731   157,780       Yes                                    157,780
General Mills                        Com    370334104  $19,837   344,400       Yes                 344,400
General Mills                        Com    370334104   $6,762   117,400       Yes                                    117,400
Gilead Sciences, Inc.                Com    375558103  $61,671   949,810       Yes                 949,810
Gilead Sciences, Inc.                Com    375558103  $22,769   350,670       Yes                                    350,670
Goldman Sachs Group, Inc.            Com    38141G104  $51,552   258,600       Yes                 258,600
Goldman Sachs Group, Inc.            Com    38141G104  $20,872   104,700       Yes                                    104,700
Google, Inc.                         Com    38259P508  $88,215   191,571       Yes                 191,571
Google, Inc.                         Com    38259P508  $37,488    81,410       Yes                                     81,410
HDFC Bank Ltd. ADR                   ADR    40415F101   $2,981    39,500       Yes                  39,500
HDFC Bank Ltd. ADR                   ADR    40415F101   $3,540    46,900       Yes                                     46,900
Icici Bank ADR                       ADR    45104G104  $28,254   676,900       Yes                 676,900
Icici Bank ADR                       ADR    45104G104  $33,534   803,400       Yes                                    803,400
Intel Corp.                          Com    458140100  $30,966 1,529,200       Yes               1,529,200
Intel Corp.                          Com    458140100  $11,354   560,680       Yes                                    560,680
J. C. Penney Company, Inc.           Com    708160106  $22,489   290,700       Yes                 290,700
J. C. Penney Company, Inc.           Com    708160106   $8,676   112,150       Yes                                    112,150
Juniper Networks Inc                 Com    48203R104  $25,147 1,327,700       Yes               1,327,700
Juniper Networks Inc                 Com    48203R104   $9,275   489,700       Yes                                    489,700
Kellogg Co.                          Com    487836108   $9,106   181,900       Yes                 181,900
Kellogg Co.                          Com    487836108   $3,755    75,000       Yes                                     75,000
Kohl's Corporation                   Com    500255104 $107,456 1,570,300       Yes               1,570,300
Kohl's Corporation                   Com    500255104  $39,277   573,980       Yes                                    573,980
Las Vegas Sands Corp.                Com    517834107 $103,394 1,155,500       Yes               1,155,500
Las Vegas Sands Corp.                Com    517834107  $39,462   441,010       Yes                                    441,010
Lockheed Martin Corporation          Com    539830109  $35,732   388,100       Yes                 388,100
Lockheed Martin Corporation          Com    539830109  $14,176   153,970       Yes                                    153,970
Merrill Lynch & Co., Inc.            Com    590188108  $85,000   913,000       Yes                 913,000
Merrill Lynch & Co., Inc.            Com    590188108  $31,030   333,300       Yes                                    333,300
Mindray Medical, International ADR   ADR    602675100  $21,813   911,900       Yes                 911,900
Mindray Medical, International ADR   ADR    602675100  $12,635   528,200       Yes                                    528,200
Mobile Telesystems ADR               ADR    607409109  $44,935   895,300       Yes                 895,300

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                                                                 SHRS OR
                                                                  SH/PUT/
NAME OF ISSUER                   TITLE OF              VALUE     PRN AMT   INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR               ADR    607409109  $56,534 1,126,400       Yes                                  1,126,400
Monsanto Company                     Com    61166W101  $21,383   407,060       Yes                 407,060
Monsanto Company                     Com    61166W101   $8,270   157,430       Yes                                    157,430
Morgan Stanley                       Com    617446448  $34,746   426,700       Yes                 426,700
Morgan Stanley                       Com    617446448  $12,915   158,600       Yes                                    158,600
Network Appliance, Inc.              Com    64120L104  $60,908 1,550,600       Yes               1,550,600
Network Appliance, Inc.              Com    64120L104  $23,478   597,700       Yes                                    597,700
NYSE Group, Inc.                     Com    62949W103  $29,345   301,900       Yes                 301,900
NYSE Group, Inc.                     Com    62949W103  $10,362   106,600       Yes                                    106,600
Oracle Corporation                   Com    68389X105  $45,980 2,682,600       Yes               2,682,600
Oracle Corporation                   Com    68389X105  $16,732   976,210       Yes                                    976,210
Petroleo Brasileiro ADR              ADR    71654V408  $33,935   329,500       Yes                 329,500
Petroleo Brasileiro ADR              ADR    71654V408  $35,315   342,900       Yes                                    342,900
Polo Ralph Lauren Corporation        Com    731572103  $19,003   244,700       Yes                 244,700
Polo Ralph Lauren Corporation        Com    731572103   $7,207    92,800       Yes                                     92,800
Sasol Limited ADR                    ADR    803866300     $266     7,200       Yes                   7,200
Satyam Computers Services ADR        ADR    804098101   $6,127   255,200       Yes                 255,200
Satyam Computers Services ADR        ADR    804098101   $6,910   287,800       Yes                                    287,800
Schlumberger Ltd.                    Com    806857108   $7,573   119,900       Yes                 119,900
Schlumberger Ltd.                    Com    806857108   $3,562    56,400       Yes                                     56,400
Staples Inc.                         Com    855030102  $22,551   844,600       Yes                 844,600
Staples Inc.                         Com    855030102   $9,179   343,800       Yes                                    343,800
Starwood Hotels & Resorts            Com    85590A401  $45,538   728,600       Yes                 728,600
Starwood Hotels & Resorts            Com    85590A401  $16,288   260,600       Yes                                    260,600
Stryker Corporation                  Com    863667101  $21,691   393,600       Yes                 393,600
Stryker Corporation                  Com    863667101   $8,916   161,780       Yes                                    161,780
Teva Pharmaceutical Ind. ADR         ADR    881624209  $12,581   404,800       Yes                 404,800
Teva Pharmaceutical Ind. ADR         ADR    881624209   $8,342   268,400       Yes                                    268,400
The Walt Disney Company              Com    254687106  $38,914 1,135,500       Yes               1,135,500
The Walt Disney Company              Com    254687106  $13,942   406,830       Yes                                    406,830
Transocean, Inc.                     Com    G90078109  $35,972   444,700       Yes                 444,700
Transocean, Inc.                     Com    G90078109  $13,064   161,500       Yes                                    161,500
Vimpel Communications ADR            ADR    68370R109   $6,853    86,800       Yes                  86,800
Vimpel Communications ADR            ADR    68370R109   $4,792    60,700       Yes                                     60,700
Wells Fargo Company                  Com    949746101  $52,081 1,464,600       Yes               1,464,600
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  Column 1                      Column 2   Column 3  Column 4    Column 5    Column 6  Column 7          Column 8
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                                                                 SHRS OR
                                                                  SH/PUT/
NAME OF ISSUER                   TITLE OF              VALUE     PRN AMT   INVESTMENT    OTHER          VOTING AUTHORITY
                                  CLASS      CUSIP    (x$1000)   PRN CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company                  Com    949746101  $27,345   768,980       Yes                                    768,980
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